ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, beginning	$ 3,291,242		$ 34,485
Intanginle acquired	0		3,569,300
Less: Amortization	101,112	$ 3,630	312,543	$ 14,520
Intangible asset, ending	3,190,130		3,291,242
IP/technology
Intangible assets, beginning	394,984		0
Intanginle acquired	0		438,000
Less: Amortization	15,642		43,016
Intangible asset, ending	379,342		394,984
Non-compete
Intangible assets, beginning	94,968		0
Intanginle acquired	0		123,200
Less: Amortization	10,266		28,232
Intangible asset, ending	84,702		94,968
tradename/trademarks
Intangible assets, beginning	2,801,290		0
Intanginle acquired	0		3,008,100
Less: Amortization	75,204		206,810
Intangible asset, ending	$ 2,726,086		2,801,290
Other
Intangible assets, beginning			34,485
Intanginle acquired			0
Less: Amortization			34,485
Intangible asset, ending			$ 0